CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss)/profit	$ 4,997	$ (60,315)	$ (146,175)
Adjustments to reconcile net (loss)/profit to net cash generated from operating activities:
Share-based compensation	67,750	65,216	69,019
Depreciation and amortization of property, equipment and software	1,596	2,449	3,443
Amortization of right-of-use assets	3,469	4,100	4,766
Allowance for doubtful receivables/allowance for credit losses	1,243	1,595	288
Inventory write-downs	1,997	3,298	4,067
(Gain)/loss on disposal of property, equipment and software	43	(221)	(219)
Gain on disposal of long-term investment	(451)
(Gain)/loss on foreign currency exchange rates	136	(669)	(2,441)
Change in unrealized investment income	(533)	(697)	2,167
Fair value change on short-term and long-term investments	157	76	(7,449)
Impairment loss of long-term investments	261	15,537
Changes in operating assets and liabilities:
Accounts receivable	484	1,046	20,241
Notes receivable	(2,638)	(2,284)	(1,374)
Inventories	7,028	9,217	13,135
Prepayments and other current assets	(3,942)	(1,251)	8,893
Other non-current assets	203	290	639
Accounts payable	5,915	1,982	(2,617)
Advance from customers	(430)	4,143	(3,455)
Deferred revenue	594	93	(2,898)
Income tax payables	(329)	689
Accruals and other liabilities	(564)	(1,372)	(24,280)
Lease liabilities	(3,510)	(3,366)	(4,924)
Other non-current liabilities	(3,124)	(3,113)	(1,480)
Net cash (used in)/generated from operating activities	80,352	36,443	(70,654)
Cash flows from investing activities:
Payment for short-term investments	(264,681)	(327,244)	(1,257,697)
Proceeds from disposal of short-term investments	354,547	853,703	543,790
Proceeds from disposal in long-term investments	43,160
Purchase of property, equipment and software	(4,184)	(1,499)	(710)
Purchase of land use rights	(8,914)
Proceeds from disposal of property, equipment and software	163	509	464
Payment for long-term investments	(11,163)	(193,014)	(1,575)
Provision of third party loans	(1,500)
Proceeds from other investing activities			1,503
Net cash (used in)/generated from investing activities	107,428	332,455	(714,225)
Cash flows from financing activities:
Payment for repurchase of ordinary shares	(70)	(3,339)	(48,678)
Proceeds from exercise of share options	168	1,187	1,039
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance			9,057
Payments of deferred offering costs	(276)	(71)
Payments of dividend	(33,022)
Net cash used in financing activities	(33,200)	(2,223)	(38,582)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	116	(1,148)	(7,954)
Net (decrease)/ increase in cash and cash equivalents, restricted cash	154,696	365,527	(831,415)
Cash and cash equivalents, restricted cash at the beginning of year	498,688	133,161	964,576
Cash and cash equivalents, restricted cash at the end of year	653,384	498,688	133,161
Supplemental cash flow disclosures
Cash paid for income tax	(2,687)	(2,819)	(843)
Cash and cash equivalents	653,334	498,688	133,161
Restricted cash	50
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 653,384	$ 498,688	$ 133,161